Capital structure (Tables)	6 Months Ended
Dec. 31, 2025
Capital structure [Abstract]
Issued Capital	Ordinary shares
	Dec 31, 2025	June 30, 2025	June 30, 2024
	$’000	$’000	$’000

2,674,633,957 (June 30 2025: 2,608,172,516; June 30 2024: 2,325,614,708) ordinary shares, fully paid	309,498	302,651	281,671

Movement in Issued Capital
	December 31 2025	June 30 2025	June 30 2024	December 31 2025	June 30 2025	June 30 2024
	Number	Number	Number	Number	$’000	$’000
Reconciliation of movement:
Balance at the beginning of the period	2,608,172,516	2,325,614,708	2,098,818,267	302,651	281,671	255,364
Ordinary shares	33,550,000	252,500,000	213,602,562	2,176	16,412	25,141
Ordinary shares non-cash	-	-	-	-	-	-
Exercise of unlisted options (1)	-	-	357,710	-	-	54
Performance rights vested (2)	32,911,441	30,057,808	12,836,169	4,770	5,186	1,892
Share issue costs	-	-	-	(99)	(618)	(780)
Balance at the end of the period	2,674,633,957	2,608,172,516	2,325,614,708	309,498	302,651	281,671

(1)	Value of unlisted options exercised equals the sum of the exercise price received plus the fair value transferred from the equity compensation reserve
(2)	Ordinary shares issued to employees upon vesting of performance rights

Reserves
5.2.	Reserves

	Dec 31, 2025	June 30, 2025	June 30, 2024
	$’000	$’000	$’000

Equity compensation reserve
Balance at the beginning of period	10,583	9,663	7,278
Share based payment expensed/capitalized	1,707	6,106	4,277
Fair value of unlisted options exercised	-	-	-
Fair value of performance rights vested	(4,770)	(5,186)	(1,892)
Balance at the end of the period	7,520	10,583	9,663

Foreign currency translation reserve
Balance at the beginning of period	(13,030)	(12,761)	(12,716)
Foreign currency translation differences for foreign operations	207	(269)	(45)
Balance at the end of the period	(12,823)	(13,030)	(12,761)
Total reserves	(5,303)	(2,447)	(3,098)